Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Acquisitions (Tables) [Line Items]
Schedule of acquisitions
	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Net sales	$4,454,886	$4,892,708
Operating income (loss)	$(3,271,868)	$(81,141)
Earnings (loss) per share, basic and diluted	$(0.82)	$(0.01)
Weighted average shares outstanding, basic and diluted	20,287,679	13,805,000

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net sales	$18,477,166	$18,495,670
Net income (loss)	$(12,121,307)	$(7,424,046)

Earnings (loss) per share, basic and diluted	$(0.90)	$(1.23)
Weighted average shares outstanding, basic and diluted	13,397,034	6,031,685

Schedule of total consideration
Amount
Cash issued	$6,000,000
Debt issued	6,000,000
Total consideration	$12,000,000
Amount
Cash issued	$2,200,000
Debt issued	3,800,000
Total consideration	$6,000,000
Amount
Equity issued	$425,000
Total consideration	$425,000

Schedule of purchase price allocation for the assets acquired and liabilities
Amount
Tangible assets acquired	$3,700,000
Liabilities assumed	(1,102,057)
Intangible assets	8,060,000
Goodwill	1,342,000
Net assets acquired	$12,000,000
Amount
Tangible assets acquired	$44,330
Liabilities assumed	(21,567)
Intangible assets	5,977,237
Net assets acquired	$6,000,000
Amount
Tangible assets acquired	$114,284
Liabilities assumed	(273,504)
Intangible assets	584,220
Net assets acquired	$425,000

Acquisition of DSO [Member]
Acquisitions (Tables) [Line Items]
Schedule of intangible assets
Amount
Customer relationships	$4,220,000
Tradename	2,010,000
Developed technology	1,570,000
Patent	230,000
Non-compete agreement	30,000
Goodwill	1,342,000
Total intangible assets	$9,402,000
Amount
Non-compete agreements	$780,000
Customer relationships	5,197,237
Total intangible assets	$5,977,237
Amount
License agreements	$584,220
Total intangible assets	$584,220